Earnings Per Share - Number Of Shares Used In the Earnings Per Share Calculations (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Weighted average basic shares outstanding	172.8	174.9	171.8
Dilutive effect of weighted average number of stock options	1.6	1.6	1.4
Weighted average diluted shares outstanding	174.4	176.5	173.2